COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of commitments to extend credit for the managed portfolios

	Total Credit Limit	Utilized	Not Utilized
Commercial revolving accounts	$3,956,612	$228,464	$3,728,148
Wholesale and dealer financing	$5,528,361	$3,619,690	$1,908,671

	Total Credit Limit	Utilized	Not Utilized
Commercial revolving accounts	$3,946,496	$221,274	$3,725,222
Wholesale and dealer financing	$5,570,870	$3,135,945	$2,434,925